PREPAID LAND LEASES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepaid land leases	$ 7,818,674	$ 6,734,503
Less: Accumulated amortization	(948,598)	(562,624)
Deferred Costs, Leasing, Net	$ 6,870,076	$ 6,171,879